BANK LOANS	12 Months Ended
Jun. 30, 2025
BANK LOANS
BANK LOANS

NOTE 15. BANK LOANS

Short-term bank loans consisted of the following:

	June 30,	June 30,	June 30,
	2024	2025	2025
	RMB	RMB	US Dollars
Bank of Kunlun (1)	¥843,487	¥—	$—
Industry and Commercial Bank of China (“ICBC”) (2)	10,000,000	10,000,000	1,395,946
China Construction Bank (3)	1,106,091	1,106,009	154,393
Industry and Commercial Bank of China (“ICBC”) (4)	476,381	476,327	66,493
Total short-term bank loans	¥12,425,959	¥11,582,336	$1,616,832
(1)	On August 31, 2022, Gan Su BHD entered into a loan agreement with Bank of Kunlun to borrow up to ¥2,900,000 ($397,298) as working capital for eighteen months, with a maturity date of February 29, 2024. The loan has a fixed interest rate of 6.0% per annum. Gan Su BHD made a withdrawal in an amount of ¥1,000,000 ($136,999) on August 31, 2022. The loan is guaranteed by the non-controlling shareholder of Gan Su BHD. Gan Su BHD also pledged the accounts receivable from the contracts the Company entered into with CNPC as collateral for this loan, and the total value of the contracts are approximately ¥6.5 million (approximately $1.0 million). As of June 30, 2025, the bank loan has been repaid.
(2)	On June 25, 2024, BHD entered into a revolving loan facility with ICBC to borrow up to ¥10,000,000 ($1,395,946) as working capital for one year, with a maturity date of June 24, 2025. The loan has a fixed interest rate of 2.8% per annum. BHD made a withdrawal in an amount of ¥10,000,000 ($1,395,946) on June 25, 2024. On June 6, 2025, the above-mentioned bank loan has been repaid. On June 6, 2025, BHD drew down ¥10,000,000 ($1,395,946) under its revolving loan facility with ICBC as working capital for a term of one year, maturing on June 5, 2026. This loan is pledged by the self-owned housing property of one of the founders of BHD with carrying value of approximately ¥17.0 million ($2.3 million) as collateral for this loan.
(3)	On June 11, 2024, FGS entered into a revolving loan facility with China Construction Bank to borrow up to ¥1,105,000 ($154,252) as working capital for twelve months, with a maturity date of June 11, 2025. On June 3, 2025, FGS executed a revolving credit renewal agreement with China Construction Bank, extending the maturity date to June 3, 2026. The loan has a fixed interest rate of 3.95% per annum. Some non-controlling shareholder of FGS was co-borrower and bore joint and several liability for this loan.
(4)	On June 18, 2024, FGS entered into a revolving loan facility with ICBC to borrow up to ¥476,000 ($66,447) as working capital for twelve months, with a maturity date of June 18, 2025. On June 18, 2025, the above-mentioned bank loan has been repaid. On June 18, 2025, FGS entered into a revolving loan facility with ICBC to borrow up to ¥476,000 ($66,447) as working capital for 360 days, with a maturity date of June 13, 2026. The loan has a fixed interest rate of 3.2% per annum.

Interest expense for the short-term bank loan was ¥416,481, ¥332,881 and ¥343,159 ($47,903) for the years ended June 30, 2023, 2024and 2025, respectively.